CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Series E convertible preferred share Issuance (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 24, 2020 USD ($) shares	Sep. 21, 2020 USD ($) item $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent							$ 12,400	$ 12,400		$ 30,844
Maximum aggregate number of shares sold | shares					437,182,072		437,182,072	437,182,072	400,510,507	286,632,918
share-based compensation, expense							$ 20,700	$ 123,600
Common shares, shares authorized | shares					498,017,734		498,017,734	498,017,734	450,000,098	335,130,459
Fourth closing
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent							$ 0	$ 0
Series E
Class of Stock [Line Items]
Maximum aggregate number of shares sold | shares							189,795,981	189,795,981	113,877,589
share-based compensation, expense							$ 20,700	$ 123,600
Series E | Security Purchase Agreement
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent	$ 800	$ 800
Number of sets of milestone conditions relating to further development and enhancement in marketing, product, and administrative activities | item		2
Fair value of contingent forward contract	110,500
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings									$ 109,700
Number of shares issued | shares					50,612,262
Carrying amount per share | $ / shares		$ 7.90			$ 7.90
Proceeds from issuance of convertible preferred shares					$ 400,000
Increase in fair value									$ 109,700
Series E | First tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches		$ 500,000
Number of shares issued | shares		63,265,327
Series E | Second tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches	$ 400,000
Number of shares issued | shares	50,612,262
Series E | Fourth closing
Class of Stock [Line Items]
Number of shares issued | shares			25,306,130
Carrying amount per share | $ / shares			$ 7.90			$ 7.90
Proceeds from issuance of convertible preferred shares			$ 92,900	$ 107,100		$ 200,000
Series E | Management | Fourth closing
Class of Stock [Line Items]
Number of shares issued | shares			1,147,577
Series E | Director | Fourth closing
Class of Stock [Line Items]
Number of shares issued | shares			627,347
Series E | CEO | Fourth closing
Class of Stock [Line Items]
Number of shares issued | shares			202,449
Series E | Shareholders other than Ayar | Fourth closing
Class of Stock [Line Items]
Number of shares issuable | shares					8,977,769
Carrying amount per share | $ / shares					$ 7.90
Aggregate consideration from issuance of shares					$ 71,000
Series E | Senior management employees, directors, consultants, advisors and/or contractors of the Company
Class of Stock [Line Items]
Maximum aggregate number of shares sold | shares					75,900,000
Series E | Senior management employees, directors, consultants, advisors and/or contractors of the Company | Fourth closing
Class of Stock [Line Items]
Carrying amount per share | $ / shares					$ 7.90